Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Nature of business and organization [Abstract]
Schedule of disaggregate revenue streams
	June 30, 2021 (Unaudited)	June 30, 2022 (Unaudited)	June 30, 2022 (Unaudited)
	RMB	RMB	USD
Revenues
Holographic AR advertising	235,069,726	276,011,189	41,125,725
Holographic AR entertainment	7,154,361	1,451,556	216,282
Sale of semiconductor products	257,194,399	156,848,405	23,379,445
Software development	16,826,680	-	-
Total revenues	516,245,166	434,311,150	64,712,452

Schedule of revenue by timing of transfer of goods or services
	June 30, 2021 (Unaudited)	June 30, 2022 (Unaudited)	June 30, 2022 (Unaudited)
	RMB	RMB	USD
Goods and services transferred at a point in time	499,418,486	434,311,150	64,712,452
Goods and services transferred overtime	16,826,680	-	-
Total revenues	516,245,166	434,311,150	64,712,452

Schedule of revenue by geographic locations
	June 30, 2021	June 30, 2022 (Unaudited)	June 30, 2022 (Unaudited)
	RMB	RMB	USD
Mainland PRC revenues	296,307,628	290,966,447	43,354,061
Hong Kong revenues	133,017,383	59,650,651	8,887,959
International revenues	86,920,155	83,694,052	12,470,431
Total revenues	516,245,166	434,311,150	64,712,452

Schedule of noncontrolling interests
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
VIDA	(31,675,783)	(31,782,447)	(4,735,591)
VIYI	107,249,069	105,434,902	15,709,822
Noncontrolling interests subscriptions receivable	(172,528)	(172,528)	(172,528)
Total noncontrolling interests	75,400,758	73,479,927	10,948,524